Concentrations (Details) - Schedule of Customers Total Revenues - Customer Concentration Risk [Member] - Revenue [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member]
Schedule of Details of Customers Total Revenues [Line Items]
Total Revenue, Amount	$ 397,838	$ 808,726
Total Revenue, Percentage	22.00%	27.00%	18.00%	36.00%	28.00%
Customer B [Member]
Schedule of Details of Customers Total Revenues [Line Items]
Total Revenue, Amount	$ 424,606	$ 407,092
Total Revenue, Percentage	23.00%	14.00%	9.00%	13.00%	14.00%
Customer [Member]
Schedule of Details of Customers Total Revenues [Line Items]
Total Revenue, Amount	$ 822,444	$ 1,215,818
Total Revenue, Percentage	45.00%	41.00%